Provision for Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Male and Female TMO 2017 [Member]
Provision for Employee Benefits (Details) [Line Items]
Annual disability rate	5.00%
Financial Assumptions [Member]
Provision for Employee Benefits (Details) [Line Items]
Weighted average discount rate	1.26%
Yield rate of government bonds (in Dollars)	$ 0
Weighted average remaining time to retire	12 years
Salary increase rate percentage	3.00%
Variation rate		1.00%